Acquisition and Development of Generation Facilities (Lamar and Forney Acquisition) (Details) - Predecessor - La Frontera Holdings, LLC [Member] $ in Millions	1 Months Ended
	Apr. 30, 2016 USD ($)	Apr. 04, 2016 Megawatt-hour
Business Combination, Plant Specific Discount Rate Used To Fair Value Acquired Property, Percent	9.00%
Texas Competitive Electric Holdings Company LLC [Member] | Debtor-In-Possession Facility [Member] | Senior Secured Revolving Credit Facility [Member]
Proceeds from Lines of Credit	$ 1,100
Repayments of Lines of Credit	$ 230
Texas Competitive Electric Holdings Company LLC [Member] | La Frontera Ventures, LLC [Member]
Number Of Natural Gas Fueled Generation Facilities Purchased	2
Electricity Generation Facility Capacity | Megawatt-hour		3,000
Purchase And Sale Agreement, Aggregate Purchase Price	$ 1,313
Purchase And Sale Agreement, Repayment Of Existing Project Financing At Closing	950
Purchase And Sale Agreement, Cash And Net Working Capital	$ 236